Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023
Operating revenues:
Loss of hire insurance recoveries (Note 5)	$ 78	$ 1,424	$ 78		$ 2,335
Other income	554	891	1,109		973
Total revenues	74,420	73,824	151,052		145,004
Operating expenses:
Vessel operating expenses	26,952	25,287	52,861		44,730
Voyage expenses and commission	584	159	2,219		4,855
Depreciation	27,748	28,107	55,490		55,836
Impairment (Note 19)	16,384	49,649	16,384		49,649
General and administrative expenses	1,426	1,838	3,063		3,488
Total operating expenses	73,094	105,040	130,017		158,558
Operating income (loss)	1,326	(31,216)	21,035		(13,554)
Finance income (expense):
Interest income	897	861	1,725		1,544
Interest expense (Note 6)	(16,863)	(18,107)	(34,328)		(35,476)
Other finance income (expense) (Note 6)	177	(112)	(92)		(184)
Realized and unrealized gain (loss) on derivative instruments (Note7)	1,797	8,124	6,799		5,814
Net gain (loss) on foreign currency transactions	28	109	(198)		(27)
Total finance expense	(13,964)	(9,125)	(26,094)		(28,329)
Income (loss) before income taxes	(12,638)	(40,341)	(5,059)		(41,883)
Income tax benefit (expense) (Note 9)	(213)	(49)	(354)		196
Net income (loss)	(12,851)	(40,390)	(5,413)	[1]	(41,687)	[1]
Series A Preferred unitholders' interest in net income (loss)	1,700	1,700	3,400		3,400
General Partner's interest in net income (loss)	(269)	(777)	(163)		(832)
Limited Partners' interest in net income (loss)	$ (14,282)	$ (41,313)	$ (8,650)		$ (44,225)
Earnings per unit (Basic):
General Partner unit (basic) (in dollars per share)	$ (0.42)	$ (1.21)	$ (0.25)		$ (1.30)
Earnings per unit (Diluted):
General Partner unit (basic) (in dollars per share)	(0.42)	(1.21)	(0.25)		(1.30)
Common units
Earnings per unit (Basic):
Common unit (basic) (in dollars per share)	(0.42)	(1.21)	(0.25)		(1.30)
Earnings per unit (Diluted):
Common unit (diluted) (in dollars per share)	$ (0.42)	$ (1.21)	$ (0.25)		$ (1.30)
Time charter and bareboat revenues
Operating revenues:
Revenue from contract with customers	$ 73,437	$ 69,924	$ 146,799		$ 132,857
Voyage revenues
Operating revenues:
Revenue from contract with customers	$ 351	$ 1,585	$ 3,066		$ 8,839

[1]	Included in net income (loss) is interest paid amounting to $33.6 million and $34.0 million for the six months ended June 30, 2024 and 2023, respectively.